Unabsorbed cost due to production stoppage (Tables)	12 Months Ended
Dec. 31, 2021
Unabsorbed cost due to production stoppage
Summary of unabsorbed cost due to production stoppage

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Services provided by third parties	19,374	8,580	—
Direct labor	3,418	11,075	—
Consumption of materials and supplies	781	2,817	—
Short-term and low-value lease	668	1,394	—
Insurances	456	1,736	—
Maintenance and repair	275	498	—
Transport	87	291	—
Electricity and water	22	250	—
Other	428	1,117	—

	25,509	27,758	—